Summary of significant accounting policies, Accounting Pronouncements Recently Adopted (Details) - CHF (SFr) SFr in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Reconciliation of Operating Lease Obligations [Abstract]
Lease obligation recognized at January 1, 2019		SFr 2,185
Right-of-use assets	SFr 2,255	0
IFRS 16 [Member]
Accounting pronouncements - recently adopted [Abstract]
Weighted average incremental borrowing rate	2.54%
Reconciliation of Operating Lease Obligations [Abstract]
Operating lease commitments at December 31, 2018		861
Discounted using the incremental borrowing rate at January 1, 2019		847
Recognition exemption for short-term leases		(535)
Recognition exemption for leases of low value		0
Extension options reasonably certain to be exercised		1,873
Lease obligation recognized at January 1, 2019		2,185
Right-of-use assets	SFr 2,255	SFr 2,185
Cumulative effect adjustment to opening balance of accumulated losses	0
Increase for depreciation of right-of-use leased assets	400
Interest expense impact	100
Impact from the cash generated from operations	SFr 400
IFRS 16 [Member] | Buildings [Member]
Reconciliation of Operating Lease Obligations [Abstract]
Estimated lease term	5 years
IFRS 16 [Member] | Office Equipment [Member]
Reconciliation of Operating Lease Obligations [Abstract]
Estimated lease term	5 years
IFRS 16 [Member] | IT Equipment [Member]
Reconciliation of Operating Lease Obligations [Abstract]
Estimated lease term	5 years